OTHER NOTES TO THE ACCOUNTS - Stock Options Outstanding (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) Options shares	Dec. 31, 2016 USD ($) Options shares	Dec. 31, 2018 GBP (£) Options shares
Share option activities
Number of share options outstanding in share-based payment arrangement at end of period | Options		5,277,000	5,780,000	4,911,000
Maximum number of share options available to grant | shares		5,854,000	5,807,000	5,678,000
Expense for share-based payments | $	$ 35	$ 31	$ 27
Minimium
Share option activities
Exercise price of outstanding share options at ending of period				£ 5.38
Maximum
Share option activities
Exercise price of outstanding share options at ending of period				£ 10.97